1933 Act
                                                                    Rule 497(j)


                                                                    May 1, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:      PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
         PHOENIX LIFE AND ANNUITY COMPANY
         REGISTRATION NOS. 333-12989 AND 811-7835

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version B and Version C) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 30, 2002.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.

                                   Very truly yours,


                                   /s/ Richard J. Wirth
                                   --------------------------------
                                   Richard J. Wirth, Counsel
                                   Phoenix Life and Annuity Company